Commitments and Contingencies (Details) - Schedule of Reconciliation of the Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Liability [Abstract]
Balance at beginning	$ 2,377	$ 2,560
Amounts paid	(252)	(592)
Accretion	185	409
Balance at ending	$ 2,310	$ 2,377